EQUITY - Schedule of Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance as of beginning of period	$ 9,005	$ 8,076	$ 7,094
Other comprehensive income (loss) before reclassifications, net	(1,188)	201	(462)
Amounts reclassified, pre-tax	(4)	1	11
Tax benefit reclassified	1		(3)
Divestitures	571		(245)
Balance as of end of period	14,395	9,005	8,076
Accumulated Other Comprehensive Income (Loss)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance as of beginning of period	(1,486)	(1,688)	(989)
Balance as of end of period	(2,106)	(1,486)	(1,688)
Foreign Currency Translation
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance as of beginning of period	(1,444)	(1,604)	(505)
Other comprehensive income (loss) before reclassifications, net	(1,173)	160	(525)
Amounts reclassified, pre-tax	0	0	0
Tax benefit reclassified	0		0
Divestitures	564		(574)
Balance as of end of period	(2,053)	(1,444)	(1,604)
Defined Benefit Pension and Post-retirement Plans
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance as of beginning of period	(100)	(84)	(484)
Other comprehensive income (loss) before reclassifications, net	(15)	(17)	63
Amounts reclassified, pre-tax	2	1	11
Tax benefit reclassified	(1)		(3)
Divestitures	7		329
Balance as of end of period	(107)	(100)	(84)
Unrealized Hedging Gains (Losses)
AOCI Including Portion Attributable to Noncontrolling Interest, Net of Tax [Roll Forward]
Balance as of beginning of period	58	0	0
Other comprehensive income (loss) before reclassifications, net	0	58	0
Amounts reclassified, pre-tax	(6)	0	0
Tax benefit reclassified	2		0
Divestitures	0		0
Balance as of end of period	$ 54	$ 58	$ 0